Shareholder Report, Average Annual Return (Details) 191905_Aptus Large Cap Enhanced Yield ETF_TF_TSR Annual {TF}	12 Months Ended	35 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus Large Cap Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Large Cap Enhanced Yield ETF NAV
Average Annual Return, Percent	33.95%	20.42%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	20.60%